Other Financial Liabilities - Summary of Other Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 29,637	$ 55,433
Other financial obligations noncurrent	104,104	132,445
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	6,941	24,494
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	22,696	30,939
One to two years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	23,159	26,634
Two to three years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	23,254	28,853
Three to four years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	17,780	29,049
Four to five years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	11,028	20,897
More than five years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 28,883	$ 27,012
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Other financial obligations current	$ 325
Other financial obligations noncurrent	$ 27
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Other financial obligations current	$ 425
Other financial obligations noncurrent	$ 319
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Other financial obligations current	$ 355
Other financial obligations noncurrent	$ 562
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Other financial obligations current	$ 401
Other financial obligations noncurrent	1,139
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.00%
Other financial obligations current		$ 1,835
Other financial obligations noncurrent		3,690
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	81
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	106
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	89
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	100
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		472
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	244
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	319
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	266
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	301
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		1,363
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	27
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	319
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	355
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	402
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		1,565
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Two to three years | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	207
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Two to three years | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	402
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Two to three years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		1,145
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Three to four years | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 335
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Three to four years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		632
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Four to five years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 348
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.25%	0.25%
Other financial obligations current	$ 7,282	$ 14,322
Other financial obligations noncurrent	40,649	40,229
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | More than 90 Days [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	7,282	14,322
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | One to two years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,834	4,200
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Two to three years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	3,221	6,643
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Three to four years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	6,753	7,142
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Four to five years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	8,013	8,242
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | More than five years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 19,828	$ 14,002
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	9.11%
Other financial obligations current	$ 11,518
Other financial obligations noncurrent	$ 27,447
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	14.42%
Other financial obligations current	$ 5,772
Other financial obligations noncurrent	$ 13,238
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Other financial obligations current	$ 712
Other financial obligations noncurrent	2,170
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	3,526
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	2,113
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	178
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	7,992
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	3,659
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	534
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	11,022
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	5,522
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	620
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	11,022
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	5,522
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	620
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	5,403
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,194
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	620
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Four to five years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 310
CELG Distribucion S.A. [Member] | Brazil | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		9.67%
Other financial obligations current		$ 10,347
Other financial obligations noncurrent		$ 35,916
CELG Distribucion S.A. [Member] | Brazil | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		14.15%
Other financial obligations current		$ 8,210
Other financial obligations noncurrent		$ 27,369
CELG Distribucion S.A. [Member] | Brazil | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.00%
Other financial obligations current		$ 739
Other financial obligations noncurrent		$ 3,105
CELG Distribucion S.A. [Member] | Brazil | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.80%
Other financial obligations current		$ 2,772
Other financial obligations noncurrent		$ 22,136
CELG Distribucion S.A. [Member] | Brazil | ITAU - Promissory Note First Issuance [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.96%
Other financial obligations current		$ 2,529
CELG Distribucion S.A. [Member] | Brazil | Less than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		3,733
CELG Distribucion S.A. [Member] | Brazil | Less than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		2,164
CELG Distribucion S.A. [Member] | Brazil | Less than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		185
CELG Distribucion S.A. [Member] | Brazil | Less than 90 Days [Member] | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		732
CELG Distribucion S.A. [Member] | Brazil | Less than 90 Days [Member] | ITAU - Promissory Note First Issuance [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		2,529
CELG Distribucion S.A. [Member] | Brazil | More than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		6,614
CELG Distribucion S.A. [Member] | Brazil | More than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		6,046
CELG Distribucion S.A. [Member] | Brazil | More than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		554
CELG Distribucion S.A. [Member] | Brazil | More than 90 Days [Member] | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		2,040
CELG Distribucion S.A. [Member] | Brazil | One to two years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		10,437
CELG Distribucion S.A. [Member] | Brazil | One to two years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,682
CELG Distribucion S.A. [Member] | Brazil | One to two years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		690
CELG Distribucion S.A. [Member] | Brazil | One to two years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,060
CELG Distribucion S.A. [Member] | Brazil | Two to three years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		10,437
CELG Distribucion S.A. [Member] | Brazil | Two to three years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,682
CELG Distribucion S.A. [Member] | Brazil | Two to three years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		690
CELG Distribucion S.A. [Member] | Brazil | Two to three years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,256
CELG Distribucion S.A. [Member] | Brazil | Three to four years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		10,437
CELG Distribucion S.A. [Member] | Brazil | Three to four years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		7,682
CELG Distribucion S.A. [Member] | Brazil | Three to four years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		690
CELG Distribucion S.A. [Member] | Brazil | Three to four years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,466
CELG Distribucion S.A. [Member] | Brazil | Four to five years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		4,605
CELG Distribucion S.A. [Member] | Brazil | Four to five years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		4,323
CELG Distribucion S.A. [Member] | Brazil | Four to five years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		690
CELG Distribucion S.A. [Member] | Brazil | Four to five years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,689
CELG Distribucion S.A. [Member] | Brazil | More than five years | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		345
CELG Distribucion S.A. [Member] | Brazil | More than five years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 12,665
CELG Distribucion S.A. [Member] | Colombia | Banco Santander [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		6.15%
Other financial obligations current		$ 14,679
CELG Distribucion S.A. [Member] | Colombia | Less than 90 Days [Member] | Banco Santander [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		$ 14,679
ULL [ Member] | Brazil | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.80%
Other financial obligations current	$ 2,847
Other financial obligations noncurrent	18,553
ULL [ Member] | Brazil | Less than 90 Days [Member] | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	748
ULL [ Member] | Brazil | More than 90 Days [Member] | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	2,099
ULL [ Member] | Brazil | One to two years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,058
ULL [ Member] | Brazil | Two to three years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,260
ULL [ Member] | Brazil | Three to four years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,475
ULL [ Member] | Brazil | Four to five years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,705
ULL [ Member] | Brazil | More than five years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 9,055